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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                June 30, 2004

Check here if Amendment  [ ]                 Amendment No.:    _______
         This Amendment (Check only one):    [ ]  is a restatement.
                                             [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Bayard D. Waring
Address:          c/o Amelia Peabody Foundation
                  One Hollis Street
                  Wellesley, MA 02482

Form 13F File Number:      028-05999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Bayard D. Waring
Title:   Trustee
Phone:   781-237-6468

Signature, place and date of signing:


/s/ Bayard D. Waring                Gloucester, Massachusetts August 10, 2004

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)



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[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File No. Name

28-05989          Amelia Peabody Foundation















                                      -2-


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     39

Form 13F Information Table Value Total:     $4,802(in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File No.    Name

1.       28-05993             Philip B. Waring

















                                      -3-


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                                  Bayard Waring
                           FORM 13F INFORMATION TABLE
                           PERIOD ENDED JUNE 30, 2004

          COLUMN 1             COLUMN 2    COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8
       Name of Issuer          Title of     CUSIP       Value      Shrs or  Sh/ Put/   Investment    Other        Voting Authority
                                 Class                 X $1000)    Prn Amt  Prn Call   Discretion   Managers     Sole  Shared  Other
ABERDEEN GLOBAL INCOME
  FUND IN                     Common      003013109       48       4,000       SH         Other          1       4,000     0      0
ACCENTURE LTD-CL A            Common      G1150G111      137       5,000       SH         Other          1       5,000     0      0
ALLIANCE RESOURCE             Unit
  PARTNERS                     Ltd Ptr    01877R108      327       7,000       SH         Other          1       7,000     0      0
AMERICAN CAP
  STRATEGIES LTD              Common      024937104      140       5,000       SH         Other          1       5,000     0      0
AMERICAN HOME MORTGAGE
  INVESTM                     Common      02660R107      194       7,500       SH         Other          1       7,500     0      0
AMGEN INC                     Common      031162100      273       5,000       SH         Other          1       5,000     0      0
BED BATH & BEYOND INC         Common      075896100      192       5,000       SH         Other          1       5,000     0      0
BHP BILLITON LTD ADR          Common      088606108       88       5,000       SH         Other          1       5,000     0      0
Biotech Holders               Common      09067D201       14         100       SH         Other          1         100     0      0
BRISTOL MYERS SQUIBB CO       Common      110122108      123       5,000       SH         Other          1       5,000     0      0
CERNER CORP                   Common      156782104      223       5,000       SH         Other          1       5,000     0      0
CHINA YUCHAI
  INTERNATIONAL LTD           Common      G21082105       91       5,000       SH         Other          1       5,000     0      0
CORNING INC                   Common      219350105       65       5,000       SH         Other          1       5,000     0      0
CRAY INC                      Common      225223106       33       5,000       SH         Other          1       5,000     0      0
DOMINION RES BLACK            Ben
  WARRIOR TR                   Interest   25746Q108      152       5,000       SH         Other          1       5,000     0      0
EXXON MOBIL CORPORATION       Common      30231G102      222       5,000       SH         Other          1       5,000     0      0
FOUNDRY NETWORKS INC          Common      35063R100      106       7,500       SH         Other          1       7,500     0      0
GENERAL ELECTRIC CORP         Common      369604103      243       7,500       SH         Other          1       7,500     0      0
GREAT PLAINS ENERGY INC       Common      391164100      149       5,000       SH         Other          1       5,000     0      0
GULFTERRA ENERGY
  PARTNERS LP                 Common      40274U108      310       8,000       SH         Other          1       8,000     0      0
ING GROEP NV SPONS ADR        Common      456837103      119       5,000       SH         Other          1       5,000     0      0
INTEL CORP                    Common      458140100      138       5,000       SH         Other          1       5,000     0      0
Ishares Tr S&P Global
  Energy Sector               Common      464287341       16         250       SH         Other          1         250     0      0
JDS UNIPHASE CORP             Common      46612J101       53      14,000       SH         Other          1      14,000     0      0
JP MORGAN CHASE & CO          Common      46625H100      194       5,000       SH         Other          1       5,000     0      0
KEYCORP NEW                   Common      493267108      149       5,000       SH         Other          1       5,000     0      0
MILLENNIUM
  PHARMACEUTICALS INC         Common      599902103       69       5,000       SH         Other          1       5,000     0      0
Nasdaq 100 Trust              Common      631100104       19         500       SH         Other          1         500     0      0
NORTEL NETWORKS CORP          Common      656568102       50      10,000       SH         Other          1      10,000     0      0
ORASURE TECHNOLOGIES INC      Common      68554V108       49       5,000       SH         Other          1       5,000     0      0
PETROCHINA CO LTD ADR         Common      71646E100      232       5,000       SH         Other          1       5,000     0      0
REGIONS FINANCIAL CORP        Common      758940100      183       5,000       SH         Other          1       5,000     0      0
SEA CONTAINERS LTD CL A       Common      811371707       88       5,000       SH         Other          1       5,000     0      0
Sector SPDR Tr Shs Ben
  Int Energy                  Common      81369Y506       25         800       SH         Other          1         800     0      0
Select Sector SPDR Tr
  Consumer                    Common      81369Y407       19         600       SH         Other          1         600     0      0
SENIOR HOUSING
  PROPERTIES TRUS             Common      81721M109       84       5,000       SH         Other          1       5,000     0      0
Streettracks Ser Tr.
  Morg Stan High Tech
  35 Indx                     Common      86330E703       17         350       SH         Other          1         350     0      0
UTSTARCOM INC                 Common      918076100      151       5,000       SH         Other          1       5,000     0      0
Wireless Holdrs Tr
  Dep Rct                     Common      97653L208       17         300       SH         Other          1         300     0      0

                                                      $4,802